Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation expense
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
General and administrative:
RSU awards	$27,033	$114,527	$84,112	$208,567
Stock Options	24,691	—	47,696	—
General and administrative stock-based compensation expense	51,724	114,527	131,808	208,567
Research and development:
RSU awards	16,795	16,794	33,587	25,079
Stock Options	21,669	—	62,685	—
Research and development stock-based compensation expense	38,464	16,794	96,272	25,079
Total stock-based compensation expense	$90,188	$131,321	$228,080	$233,646

	Year Ended December 31, 2021	Year Ended December 31, 2020
General and administrative	$412,214	27,446
Research and development	58,664	1,786
Total share-based compensation expense	$470,878	29,232

Schedule of fair value of stock options assumptions
Volatility	70.5%
Expected term (years)	6.11
Risk-free interest rate	1.92%
Expected dividend yield	0.0%